Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 530,580	$ 439,445
Accumulated Amortization	386,377	323,906
Total	$ 144,203	$ 115,539
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	3 years	4 years
Gross Carrying Amount	$ 67,064	$ 67,064
Accumulated Amortization	49,180	42,474
Total	$ 17,884	$ 24,590
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	8 years	9 years
Gross Carrying Amount	$ 59,099	$ 59,099
Accumulated Amortization	45,998	44,365
Total	$ 13,101	$ 14,734
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	3 years	2 years
Gross Carrying Amount	$ 115,846	$ 107,279
Accumulated Amortization	107,722	106,399
Total	$ 8,124	$ 880
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 263,101	$ 206,003
Accumulated Amortization	180,357	130,668
Total	$ 82,744	$ 75,335
Other intangible assets [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	3 years
Gross Carrying Amount	$ 25,470
Accumulated Amortization	3,120
Total	$ 22,350